WCM Focused Emerging Markets Ex China Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	ARGENTINA — 1.6%
52	Globant S.A.*	$8,528
	BRAZIL — 5.8%
5,900	Hapvida Participacoes e Investimentos S.A.*	3,050
1,800	Lojas Renner S.A.	5,885
2,171	NU Holdings Ltd. - Class A*	10,334
1,300	Porto Seguro S.A.	6,032
1,000	TOTVS S.A.	5,556
		30,857
	INDIA — 19.5%
329	Divi's Laboratories Ltd.	11,329
714	HDFC Bank Ltd.	14,043
938	ICICI Bank Ltd.	10,024
786	Kotak Mahindra Bank Ltd.	16,614
598	Muthoot Finance Ltd.	7,151
272	Tata Consultancy Services Ltd.	10,662
776	Tata Consumer Products Ltd.	6,706
1,190	UPL Ltd.	10,411
191	WNS Holdings Ltd. - ADR*	17,795
		104,735
	INDONESIA — 3.1%
28,600	Bank Central Asia Tbk P.T.	16,732
	MEXICO — 12.9%
700	Arca Continental S.A.B. de C.V.	6,357
2,700	Becle S.A.B. de C.V.	6,990
470	Gruma S.A.B. de C.V. - Series B	6,934
1,151	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - Class B	12,856
370	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	11,318
1,400	Regional S.A.B. de C.V.	10,696
3,500	Wal-Mart de Mexico S.A.B. de C.V.	13,990
		69,141
	NETHERLANDS — 1.8%
108	BE Semiconductor Industries N.V.	9,440
	PERU — 1.0%
41	Credicorp Ltd.	5,428
	POLAND — 3.8%
226	Dino Polska S.A.*	20,528

WCM Focused Emerging Markets Ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SAUDI ARABIA — 3.0%
636	Aldrees Petroleum and Transport Services Co.	$16,113
	SOUTH AFRICA — 4.5%
319	Bid Corp. Ltd.	7,140
131	Capitec Bank Holdings Ltd.	12,417
310	Clicks Group Ltd.	4,477
		24,034
	SOUTH KOREA — 8.5%
613	Coupang, Inc.*	9,808
520	HPSP Co., Ltd.	10,086
523	Samsung Electronics Co., Ltd.	25,863
		45,757
	TAIWAN — 20.6%
499	Advantech Co., Ltd.	6,105
400	Airtac International Group	15,644
498	King Slide Works Co., Ltd.	6,301
279	momo.com, Inc.	8,311
1,000	Nien Made Enterprise Co., Ltd.	10,770
496	Silergy Corp.	7,875
1,000	Sinbon Electronics Co., Ltd.	11,255
2,487	Taiwan Semiconductor Manufacturing Co., Ltd.	43,584
27	Universal Vision Biotechnology Co., Ltd.	352
		110,197
	THAILAND — 3.2%
145	Fabrinet*	17,220
	UNITED ARAB EMIRATES — 1.3%
2,328	Network International Holdings PLC*	7,030
	UNITED KINGDOM — 2.5%
3,503	Baltic Classifieds Group PLC	6,699
96	Endava PLC - ADR*	6,449
		13,148
	UNITED STATES — 2.6%
47	EPAM Systems, Inc.*	14,053
	TOTAL COMMON STOCKS
	(Cost $481,773)	512,941

WCM Focused Emerging Markets Ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 3.1%
423	iShares MSCI Saudi Arabia ETF	$16,383
	EXCHANGE-TRADED FUNDS
	(Cost $16,146)	16,383

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 5.6%
$30,062	UMB Bank Demand Deposit, 4.68%[1]	30,062
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,062)	30,062
	TOTAL INVESTMENTS — 104.4%
	(Cost $527,981)	559,386
	Liabilities in Excess of Other Assets — (4.4)%	(23,334)
	TOTAL NET ASSETS — 100.0%	$536,052

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.